Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Oct. 30, 2016
Quarterly Results of Operations (Unaudited)
Schedule of unaudited quarterly results of operations

				Net Earnings
				Attributable to	Basic	Diluted
		Gross	Net	Hormel Foods	Earnings	Earnings
(in thousands, except per share data)	Net Sales	Profit	Earnings	Corporation(1)	Per Share	Per Share
2016
First quarter	$ 2,292,672	$ 558,011	$ 235,167	$ 235,061	$ 0.44	$ 0.43
Second quarter	2,300,235	526,359	215,384	215,397	0.41	0.40
Third quarter	2,302,376	475,285	195,776	195,654	0.37	0.36
Fourth quarter	2,627,941	598,520	244,190	243,940	0.46	0.45
2015
First quarter	$ 2,395,073	$ 444,605	$ 172,430	$ 171,718	$ 0.33	$ 0.32
Second quarter	2,279,345	459,556	180,435	180,201	0.34	0.33
Third quarter	2,188,587	409,390	146,956	146,938	0.28	0.27
Fourth quarter	2,400,858	495,030	187,443	187,231	0.35	0.35

(1)  Excludes net earnings attributable to the Company’s noncontrolling interests.